Intangible Assets (Total Book Value of Intangible Assets ) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Intangible assets having a defined useful life	$ 318	$ 332
Intangible assets having an indefinite useful life	334	339
Total intangible assets	$ 652	$ 671